UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Michael W. Stockton

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital Income Builder®
Investment portfolio
July 31, 2018
unaudited
Common stocks 72.39% Financials 11.07%	Shares	Value (000)
Sampo Oyj, Class A1	28,964,805	$1,471,990
CME Group Inc., Class A	5,591,189	889,670
Zurich Insurance Group AG	2,694,469	829,172
Banco Santander, SA	141,477,680	797,323
JPMorgan Chase & Co.	4,648,400	534,334
Wells Fargo & Co.	9,205,300	527,372
BNP Paribas SA	7,709,397	501,864
HSBC Holdings PLC (GBP denominated)	32,182,441	308,571
HSBC Holdings PLC (HKD denominated)	19,601,442	186,299
Intesa Sanpaolo SpA	150,132,239	465,405
DBS Group Holdings Ltd	20,320,492	399,290
Principal Financial Group, Inc.	6,485,400	376,672
China Construction Bank Corp., Class H	384,403,000	348,208
Toronto-Dominion Bank (CAD denominated)	5,721,700	339,427
Lloyds Banking Group PLC	398,055,700	325,916
Bank of China Ltd., Class H	639,400,400	299,781
Royal Bank of Canada	3,800,000	296,644
Swedbank AB, Class A	11,214,841	265,546
ABN AMRO Group NV, depository receipts	8,780,075	243,327
Prudential PLC	8,066,500	191,108
Banca Mediolanum SPA	24,910,007	178,995
Svenska Handelsbanken AB, Class A	13,842,969	171,051
Westpac Banking Corp.	7,627,485	166,945
Insurance Australia Group Ltd.	27,928,966	166,829
UBS Group AG	9,898,000	163,092
St. James’s Place PLC	10,167,448	160,877
PNC Financial Services Group, Inc.	1,104,668	159,989
American International Group, Inc.	2,536,523	140,041
KBC Groep NV	1,743,800	134,092
Bank of Montreal	1,586,082	125,719
Huntington Bancshares Inc.	8,116,215	125,314
Oversea-Chinese Banking Corp. Ltd.	11,179,872	95,017
Société Générale	1,988,532	88,617
Marsh & McLennan Companies, Inc.	901,300	75,132
Invesco Ltd.	2,747,036	74,142
Bank of Nova Scotia	1,006,400	59,641
Mercury General Corp.	1,100,000	56,573
MONETA Money Bank, AS, non-registered shares	7,813,482	26,794
Union National Bank PJSC	1,204,991	1,145
		11,767,924
Consumer staples 9.39%
British American Tobacco PLC	24,821,111	1,368,642
British American Tobacco PLC (ADR)	7,866,157	430,908
Coca-Cola Co.	32,768,600	1,528,000
Altria Group, Inc.	25,870,000	1,518,052
Philip Morris International Inc.	16,339,800	1,410,125
Capital Income Builder — Page 1 of 32

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Imperial Brands PLC	30,035,282	$1,151,934
Nestlé SA	13,241,999	1,079,260
Diageo PLC	11,767,900	432,796
Kellogg Co.	3,000,000	213,090
Procter & Gamble Co.	1,861,400	150,550
Danone SA	1,592,516	125,159
Kimberly-Clark Corp.	1,000,000	113,860
Reckitt Benckiser Group PLC	1,130,900	100,892
PepsiCo, Inc.	862,000	99,130
Unilever PLC	1,213,300	69,354
Japan Tobacco Inc.	2,225,800	63,222
Unilever NV, depository receipts	1,020,000	58,730
Kraft Heinz Co.	710,433	42,803
Convenience Retail Asia Ltd.[1]	51,330,000	22,758
		9,979,265
Health care 9.05%
AbbVie Inc.	32,282,000	2,977,369
Novartis AG	18,881,700	1,587,348
Amgen Inc.	7,373,680	1,449,297
GlaxoSmithKline PLC	32,863,000	682,213
Abbott Laboratories	9,046,900	592,934
Gilead Sciences, Inc.	6,492,400	505,303
Pfizer Inc.	12,520,100	499,928
AstraZeneca PLC	4,480,948	344,948
AstraZeneca PLC (ADR)	2,841,600	111,192
Johnson & Johnson	3,433,800	455,047
Roche Holding AG, non-registered shares, nonvoting	580,013	142,374
Eli Lilly and Co.	1,061,300	104,867
Takeda Pharmaceutical Co. Ltd.	2,502,000	104,609
Merck & Co., Inc.	936,000	61,654
		9,619,083
Energy 7.35%
Royal Dutch Shell PLC, Class B	45,855,455	1,607,911
Royal Dutch Shell PLC, Class A (GBP denominated)	11,221,225	385,148
Royal Dutch Shell PLC, Class B (ADR)	2,779,900	197,484
Royal Dutch Shell PLC, Class A (ADR)	52,633	3,599
Exxon Mobil Corp.	15,358,315	1,251,856
TOTAL SA	9,418,633	615,224
Occidental Petroleum Corp.	6,884,903	577,850
TransCanada Corp.	11,939,701	537,027
Enbridge Inc. (CAD denominated)	11,962,685	424,858
Enbridge Inc. (CAD denominated)[2]	2,864,838	101,745
BP PLC	49,591,992	373,172
Chevron Corp.	2,445,000	308,730
Helmerich & Payne, Inc.	4,170,015	255,831
Williams Companies, Inc.	8,327,700	247,749
Suncor Energy Inc.	5,525,900	232,701
Schlumberger Ltd.	3,412,800	230,432
Inter Pipeline Ltd.	10,370,200	197,702
Whitecap Resources Inc.[1]	22,729,000	150,088
Capital Income Builder — Page 2 of 32

unaudited
Common stocks Energy (continued)	Shares	Value (000)
ConocoPhillips	815,100	$58,826
Kinder Morgan, Inc.	3,233,181	57,486
		7,815,419
Information technology 6.51%
Microsoft Corp.	15,498,200	1,644,049
Broadcom Inc.	5,281,100	1,171,190
Intel Corp.	21,888,250	1,052,825
Taiwan Semiconductor Manufacturing Co., Ltd.	93,150,800	748,517
QUALCOMM Inc.	9,819,200	629,313
Cisco Systems, Inc.	13,045,000	551,673
Vanguard International Semiconductor Corp.[1]	103,237,725	263,035
VTech Holdings Ltd.[1]	20,089,300	224,720
Texas Instruments Inc.	1,650,200	183,700
HP Inc.	6,968,900	160,842
Western Union Co.	4,712,000	94,994
Delta Electronics, Inc.	20,417,000	71,027
Accenture PLC, Class A	323,300	51,511
Micro Focus International PLC	2,283,801	37,470
Cielo SA, ordinary nominative	7,984,800	30,528
		6,915,394
Utilities 5.77%
ENGIE SA	46,289,341	747,784
ENGIE SA, bonus shares[3]	12,061,353	194,846
Southern Co.	15,300,443	743,601
Dominion Energy, Inc.	9,331,308	669,148
SSE PLC	34,840,320	571,621
Iberdrola, SA, non-registered shares	63,521,469	493,954
National Grid PLC	45,817,723	489,103
EDP - Energias de Portugal, SA	117,681,857	480,126
American Electric Power Co., Inc.	4,706,000	334,785
Exelon Corp.	7,153,000	304,002
Duke Energy Corp.	3,173,000	258,980
Naturgy Energy Group, SA	9,029,111	244,739
Enel SPA	37,493,233	209,130
Glow Energy PCL, foreign registered	38,648,000	108,614
PG&E Corp.	1,464,170	63,076
Red Eléctrica de Corporación, SA	2,869,968	60,878
CK Infrastructure Holdings Ltd.	6,421,614	47,657
Infratil Ltd.	14,867,000	35,061
Ratchaburi Electricity Generating Holding PCL, foreign registered	21,810,000	33,761
Sempra Energy	199,500	23,060
Power Assets Holdings Ltd.	2,570,000	18,189
		6,132,115
Telecommunication services 5.21%
Verizon Communications Inc.	36,416,029	1,880,524
Vodafone Group PLC	361,280,364	882,009
AT&T Inc.	17,010,210	543,816
BCE Inc. (CAD denominated)	10,327,200	438,857
Singapore Telecommunications Ltd.	130,579,867	307,901
Com Hem Holding AB1	14,281,000	255,315
Nippon Telegraph and Telephone Corp.	5,162,000	238,583
Koninklijke KPN NV	77,536,827	224,403
Capital Income Builder — Page 3 of 32

unaudited
Common stocks Telecommunication services (continued)	Shares	Value (000)
HKT Trust and HKT Ltd., units	139,282,860	$185,970
1&1 Drillisch AG	2,850,000	169,465
Euskaltel, SA, non-registered shares[1]	11,611,000	108,008
Intouch Holdings PCL, foreign registered	59,500,000	100,597
CenturyLink, Inc.	3,500,000	65,695
BT Group PLC	20,126,000	61,682
TELUS Corp.	1,118,508	40,885
TalkTalk Telecom Group PLC	16,791,663	25,280
Inmarsat PLC	1,174,600	8,782
		5,537,772
Consumer discretionary 5.05%
Las Vegas Sands Corp.	15,659,000	1,125,882
Starbucks Corp.	11,696,600	612,785
McDonald’s Corp.	2,550,000	401,727
Six Flags Entertainment Corp.[1]	5,604,527	364,014
Target Corp.	4,500,000	363,060
Midea Group Co., Ltd., Class A	37,119,122	258,880
Sands China Ltd.	49,233,200	253,409
Hasbro, Inc.	2,045,000	203,702
Ford Motor Co.	20,000,000	200,800
ITV PLC	81,248,760	175,801
Greene King PLC[1]	24,691,512	166,841
Modern Times Group MTG AB, Class B1	3,717,962	136,576
NEXT PLC	1,701,000	132,530
SES SA, Class A (FDR)	6,133,930	122,617
ProSiebenSat.1 Media SE	4,391,101	118,818
Daimler AG	1,345,400	93,057
Gannett Co., Inc.[1]	8,547,400	90,346
Dine Brands Global, Inc.[1]	1,095,551	77,817
Kering SA	128,259	68,391
Toyota Motor Corp.	1,003,000	65,527
YUM! Brands, Inc.	631,500	50,072
Hyundai Motor Co.	430,900	49,883
BCA Marketplace PLC	15,524,700	47,988
Matahari Department Store Tbk PT	69,943,000	38,925
AA PLC	24,379,677	35,839
Marston’s PLC	19,496,200	24,195
Stella International Holdings Ltd.	17,307,000	19,646
William Hill PLC	4,562,970	17,818
Quang Viet Enterprise Co., Ltd.	3,901,000	16,820
Leifheit AG, non-registered shares[1]	640,000	15,342
Pacific Textiles Holdings Ltd.	17,431,000	14,613
Chow Sang Sang Holdings International Ltd.	5,278,000	9,239
Cumulus Media Inc., Class B3,4	18,482	309
Cumulus Media Inc., Class A3,4	15,209	255
		5,373,524
Real estate 4.51%
Crown Castle International Corp. REIT	10,016,938	1,110,177
Link Real Estate Investment Trust REIT	62,932,896	623,793
Daito Trust Construction Co., Ltd.	2,149,100	358,744
Extra Space Storage Inc. REIT	3,788,000	355,958
Sun Hung Kai Properties Ltd.	19,894,000	311,753
American Tower Corp. REIT	2,063,744	305,929
Capital Income Builder — Page 4 of 32

unaudited
Common stocks Real estate (continued)	Shares	Value (000)
Public Storage REIT	1,075,255	$234,223
Iron Mountain Inc. REIT	6,475,723	227,363
Unibail-Rodamco-Westfield, non-registered shares REIT[3]	561,519	124,658
Unibail-Rodamco-Westfield, non-registered shares REIT	363,500	80,697
American Campus Communities, Inc. REIT	4,872,388	200,986
Digital Realty Trust, Inc. REIT	1,643,400	199,542
Hospitality Properties Trust REIT	4,941,000	139,682
TAG Immobilien AG	5,417,538	122,582
Lamar Advertising Co. REIT, Class A	1,591,278	117,166
MERLIN Properties SOCIMI, SA REIT, non-registered shares	7,735,315	114,423
Nexity SA, Class A, non-registered shares	1,762,815	108,633
TLG Immobilien AG, non-registered shares	1,500,000	39,220
Ventas, Inc. REIT	291,700	16,446
		4,791,975
Industrials 3.76%
Lockheed Martin Corp.	4,056,474	1,322,816
BAE Systems PLC	51,650,100	442,826
Boeing Co.	1,238,700	441,349
Airbus SE, non-registered shares	3,358,189	416,251
Sydney Airport, units	62,436,319	327,956
General Electric Co.	16,754,000	228,357
Singapore Technologies Engineering Ltd	73,375,000	184,334
Air New Zealand Ltd.	43,372,812	95,932
Kühne + Nagel International AG	556,260	88,960
United Technologies Corp.	650,700	88,326
ALD SA	4,925,000	87,998
BTS Rail Mass Transit Growth Infrastructure Fund	200,000,000	72,738
Adecco Group AG	1,178,100	72,555
Capita PLC	22,153,957	47,107
Transurban Group	3,965,466	34,470
Safran SA	272,000	33,731
CTCI Corp. (Taiwan)	9,300,000	13,928
		3,999,634
Materials 1.94%
Rio Tinto PLC	17,621,000	970,585
Nutrien Ltd.	9,213,257	499,451
DowDuPont Inc.	2,495,000	171,581
BHP Billiton PLC	6,036,000	139,009
Amcor Ltd.	8,577,022	96,031
Givaudan SA	40,918	95,998
BASF SE	470,000	45,155
Praxair, Inc.	265,500	44,471
		2,062,281
Miscellaneous 2.78%
Other common stocks in initial period of acquisition		2,959,472
Total common stocks (cost: $65,615,467,000)		76,953,858
Capital Income Builder — Page 5 of 32

unaudited
Preferred securities 0.01% Financials 0.01%	Shares	Value (000)
CoBank, ACB, Class E, noncumulative[2]	13,000	$8,710
Total preferred securities (cost: $13,000,000)		8,710
Rights & warrants 0.00% Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		168
Total rights & warrants (cost: $28,000)		168
Convertible stocks 0.29% Real estate 0.12%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	121,007	129,117
Utilities 0.06%
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	1,188,702	57,284
Energy 0.02%
Kinder Morgan Inc., Series A, depository share, 9.75% convertible preferred 2018	729,294	24,461
Miscellaneous 0.09%
Other convertible stocks in initial period of acquisition		98,524
Total convertible stocks (cost: $312,614,000)		309,386
Bonds, notes & other debt instruments 24.00% U.S. Treasury bonds & notes 14.09% U.S. Treasury 13.11%	Principal amount (000)
U.S. Treasury 1.125% 2019	$8,127	8,083
U.S. Treasury 1.25% 2019	10,000	9,847
U.S. Treasury 1.50% 2019	216	213
U.S. Treasury 1.75% 2019	6,785	6,728
U.S. Treasury 3.125% 2019	100,000	100,588
U.S. Treasury 8.125% 2019	93,440	98,853
U.S. Treasury 1.125% 2020	51,950	50,717
U.S. Treasury 1.25% 2020	40,700	39,864
U.S. Treasury 1.375% 2020	70,000	68,543
U.S. Treasury 1.375% 2020	69,577	67,557
U.S. Treasury 1.375% 2020	16,500	16,193
U.S. Treasury 1.50% 2020	23,008	22,548
U.S. Treasury 1.625% 2020	52,000	50,938
U.S. Treasury 1.75% 2020	36,615	35,849
U.S. Treasury 2.50% 2020	26,000	25,949
U.S. Treasury 2.50% 2020	1,751	1,746
U.S. Treasury 3.625% 2020	700	711
U.S. Treasury 8.50% 2020	76,000	82,703
U.S. Treasury 8.75% 2020	179,000	198,260
U.S. Treasury 8.75% 2020	165,000	184,749
U.S. Treasury 1.125% 2021	89,668	85,440
Capital Income Builder — Page 6 of 32

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2021	$75,161	$72,682
U.S. Treasury 2.00% 2021	96,000	93,663
U.S. Treasury 2.25% 2021	42,570	41,939
U.S. Treasury 2.625% 2021	1,646	1,640
U.S. Treasury 3.125% 2021	75,000	75,730
U.S. Treasury 3.625% 2021	31,600	32,277
U.S. Treasury 8.00% 2021	337,500	392,607
U.S. Treasury 8.125% 2021	124,000	143,299
U.S. Treasury 1.625% 2022	11,000	10,496
U.S. Treasury 1.75% 2022	750,000	721,215
U.S. Treasury 1.875% 2022	806,000	779,346
U.S. Treasury 1.875% 2022	38,250	36,835
U.S. Treasury 2.00% 2022	41,100	39,748
U.S. Treasury 2.00% 2022	34,650	33,489
U.S. Treasury 2.125% 2022	354,000	343,642
U.S. Treasury 7.25% 2022	182,500	213,290
U.S. Treasury 7.625% 2022	39,700	47,350
U.S. Treasury 1.50% 2023	64,170	60,510
U.S. Treasury 1.625% 2023	39,450	37,292
U.S. Treasury 1.625% 2023	3,000	2,839
U.S. Treasury 2.125% 2023	116,269	112,018
U.S. Treasury 2.25% 2023	150,000	145,330
U.S. Treasury 2.375% 2023	125,000	122,592
U.S. Treasury 2.50% 2023	9,000	8,868
U.S. Treasury 2.625% 2023	46,400	45,934
U.S. Treasury 2.75% 2023	373,401	371,740
U.S. Treasury 2.75% 2023	348,020	346,579
U.S. Treasury 6.25% 2023	350,000	405,807
U.S. Treasury 7.125% 2023	299,800	354,244
U.S. Treasury 1.875% 2024	1,000	944
U.S. Treasury 2.00% 2024	850,000	809,625
U.S. Treasury 2.00% 2024	205,050	195,462
U.S. Treasury 2.00% 2024	50,000	47,584
U.S. Treasury 2.125% 2024	893,500	854,445
U.S. Treasury 2.125% 2024	750,000	718,275
U.S. Treasury 2.125% 2024	220,000	211,501
U.S. Treasury 2.125% 2024	100,000	95,496
U.S. Treasury 2.25% 2024	141,375	136,908
U.S. Treasury 2.25% 2024	125,000	120,337
U.S. Treasury 2.25% 2024	55,000	52,925
U.S. Treasury 2.25% 2024	55,000	52,884
U.S. Treasury 7.50% 2024	331,275	418,777
U.S. Treasury 2.75% 2025	150,000	148,530
U.S. Treasury 2.875% 2025	150,000	149,595
U.S. Treasury 6.875% 2025	145,145	181,636
U.S. Treasury 7.625% 2025	250,000	319,837
U.S. Treasury 2.00% 2026	95,400	88,741
U.S. Treasury 6.00% 2026	206,000	248,848
U.S. Treasury 6.50% 2026	178,000	224,684
U.S. Treasury 6.75% 2026	35,000	44,584
U.S. Treasury 2.25% 2027	482,196	455,130
U.S. Treasury 2.25% 2027	125,000	117,788
U.S. Treasury 2.25% 2027	75	71
U.S. Treasury 2.375% 2027	50,000	47,772
Capital Income Builder — Page 7 of 32

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 6.125% 2027	$317,000	$398,146
U.S. Treasury 6.375% 2027	85,000	108,070
U.S. Treasury 6.625% 2027	65,000	83,088
U.S. Treasury 2.75% 2028	100,000	98,219
U.S. Treasury 2.875% 2028	356,026	353,413
U.S. Treasury 5.25% 2028	89,000	106,906
U.S. Treasury 5.50% 2028[5]	140,000	170,638
U.S. Treasury 5.25% 2029	25,000	30,135
U.S. Treasury 6.125% 2029	30,000	38,853
U.S. Treasury 6.25% 2030	193,000	255,414
U.S. Treasury 2.75% 2047	60,000	56,179
U.S. Treasury 3.00% 2047	179,092	176,250
U.S. Treasury 3.00% 2048	77,793	76,571
		13,943,341
U.S. Treasury inflation-protected securities 0.98%
U.S. Treasury Inflation-Protected Security 2.375% 2025[6]	172,021	188,830
U.S. Treasury Inflation-Protected Security 2.00% 2026[6]	56,147	60,873
U.S. Treasury Inflation-Protected Security 0.375% 2027[6]	206,107	198,271
U.S. Treasury Inflation-Protected Security 0.375% 2027[6]	134,338	129,142
U.S. Treasury Inflation-Protected Security 0.50% 2028[6]	240,152	197,179
U.S. Treasury Inflation-Protected Security 0.75% 2028[6]	100,214	99,409
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	850	1,063
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	52,379	50,473
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	79,414	87,461
U.S. Treasury Inflation-Protected Security 0.875% 2047[6]	26,053	25,681
		1,038,382
Total U.S. Treasury bonds & notes		14,981,723
Corporate bonds & notes 5.55% Financials 0.96%
ACE Capital Trust II 9.70% 2030	7,210	9,968
ACE INA Holdings Inc. 2.30% 2020	815	801
ACE INA Holdings Inc. 2.875% 2022	2,910	2,855
ACE INA Holdings Inc. 3.35% 2026	2,905	2,829
ACE INA Holdings Inc. 4.35% 2045	3,230	3,320
American Express Co. 2.20% 2020	16,500	16,141
American International Group, Inc. 4.20% 2028	18,500	18,496
American International Group, Inc. 4.75% 2048	20,475	20,495
AXA SA 5.00% 2048[2]	8,500	8,167
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[7]	3,025	2,927
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[7]	35,527	35,134
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)[7]	7,145	6,815
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)[7]	7,500	7,361
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR +1.31% on 7/23/2028)[7]	23,670	23,784
Bank of New York Mellon Corp. 2.10% 2019	15,000	14,970
Barclays Bank PLC 5.14% 2020	15,525	15,913
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)[7]	7,500	7,549
Barclays Bank PLC 4.95% 2047	7,500	7,251
BB&T Corp. 2.45% 2020	7,800	7,731
Berkshire Hathaway Inc. 2.20% 2021	2,500	2,457
BNP Paribas 3.375% 2025[2]	10,825	10,296
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.339% 2019[2,3,8,9,10]	3,183	3,182
Capital Income Builder — Page 8 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 2.50% 2018	$7,500	$7,502
Citigroup Inc. 8.50% 2019	12,656	13,221
Citigroup Inc. 3.40% 2021	7,750	7,746
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[7]	13,500	13,585
Citigroup Inc. 3.20% 2026	5,330	4,997
Citigroup Inc. 4.65% 2048	6,895	7,036
Crédit Agricole SA 3.75% 2023[2]	9,300	9,173
Credit Suisse Group AG 3.80% 2022	7,888	7,873
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[2,7]	9,275	8,895
Credit Suisse Group AG 3.80% 2023	12,050	11,958
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[2,7]	19,250	19,329
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[2,7]	5,000	4,785
Danske Bank AS 3.875% 2023[2]	10,000	9,901
Discover Financial Services 10.25% 2019	4,334	4,595
General Motors Financial Co. 4.375% 2021	1,000	1,017
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,015
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[7]	20,480	19,823
Goldman Sachs Group, Inc. 3.919% 2023[10]	1,465	1,523
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[7]	22,500	21,543
Groupe BPCE SA 2.75% 2021	9,500	9,232
HSBC Holdings PLC (3-month USD-LIBOR + 0.88%) 3.215% 2018[10]	5,000	5,007
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[7]	350	350
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[7]	33,750	34,268
Intesa Sanpaolo SpA 5.017% 2024[2]	29,100	26,899
Intesa Sanpaolo SpA 3.875% 2027[2]	5,000	4,375
Intesa Sanpaolo SpA 3.875% 2028[2]	10,000	8,698
Intesa Sanpaolo SpA 4.375% 2048[2]	425	343
Jefferies Financial Group Inc. 5.50% 2023	3,265	3,380
JPMorgan Chase & Co. 6.30% 2019	5,000	5,131
JPMorgan Chase & Co. 4.625% 2021	5,000	5,168
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[7]	25,275	25,031
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[7]	15,000	14,998
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[7]	21,050	19,951
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[7]	28,475	28,559
JPMorgan Chase & Co., Series I, junior subordinated 5.809% (undated) (3-month USD-LIBOR + 3.47% on 10/30/2018)[7]	49,540	49,820
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[7]	3,600	3,444
Lloyds Banking Group PLC 4.45% 2025	13,075	13,236
Lloyds Banking Group PLC 4.375% 2028	15,375	15,208
Metlife, Inc. 3.60% 2025	2,870	2,829
Metropolitan Life Global Funding I 2.30% 2019[2]	2,700	2,694
Metropolitan Life Global Funding I 2.00% 2020[2]	2,155	2,115
Metropolitan Life Global Funding I 2.50% 2020[2]	4,000	3,932
Metropolitan Life Global Funding I 3.45% 2026[2]	1,210	1,178
Morgan Stanley 2.50% 2021	15,000	14,653
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[7]	16,000	15,912
Morgan Stanley 3.875% 2026	7,525	7,424
Morgan Stanley 3.625% 2027	5,740	5,536
Morgan Stanley 4.457% 2039 (3-month USD-LIBOR + 1.431% on 4/22/2038)[7]	6,500	6,542
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[2,7]	10,875	10,914
Navient Corp. 6.75% 2026	12,500	12,344
New York Life Global Funding 1.50% 2019[2]	1,835	1,805
New York Life Global Funding 2.10% 2019[2]	3,000	2,996
New York Life Global Funding 1.95% 2020[2]	2,190	2,152
Capital Income Builder — Page 9 of 32

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
New York Life Global Funding 1.95% 2020[2]	$2,000	$1,948
New York Life Global Funding 2.00% 2020[2]	500	490
New York Life Global Funding 1.70% 2021[2]	14,000	13,302
New York Life Global Funding 2.30% 2022[2]	3,250	3,120
PRICOA Global Funding I 2.45% 2022[2]	855	818
Royal Bank of Canada 2.125% 2020	5,250	5,177
Santander Holdings USA, Inc. 3.70% 2022	7,500	7,441
Santander Holdings USA, Inc. 3.40% 2023	6,000	5,853
Standard Chartered PLC 3.885% 2024 (3-month USD-LIBOR + 1.08% on 3/15/2023)[2,7]	5,000	4,924
Travelers Companies, Inc. 4.00% 2047	1,315	1,274
UBS Group AG 2.859% 2023 (3-month USD-LIBOR + 0.954% on 8/15/2022)[2,7]	5,000	4,809
UniCredit SPA 3.75% 2022[2]	13,635	13,108
UniCredit SPA 4.625% 2027[2]	14,885	13,960
UniCredit SPA 5.861% 2032[2,7]	1,900	1,720
US Bancorp (3-month USD-LIBOR + 0.49%) 2.833% 2018[10]	5,000	5,005
US Bancorp 2.00% 2020	1,000	986
US Bancorp 2.625% 2022	7,750	7,577
US Bancorp 3.40% 2023	20,375	20,290
US Bancorp 3.15% 2027	4,000	3,831
Wells Fargo & Co. 2.10% 2021	15,000	14,449
Wells Fargo & Co. 2.625% 2022	14,025	13,546
Wells Fargo & Co. 3.069% 2023	5,000	4,879
Wells Fargo & Co. 3.00% 2026	3,320	3,087
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[7]	14,815	14,221
Wells Fargo & Co., Series K, junior subordinated 6.111% (undated) (3-month USD-LIBOR + 3.77% on 9/13/2018)[7]	71,606	72,283
		1,015,181
Energy 0.95%
Anadarko Petroleum Corp. 4.85% 2021	1,040	1,072
Anadarko Petroleum Corp. 5.55% 2026	20,150	21,803
Anadarko Petroleum Corp. 6.20% 2040	790	918
Anadarko Petroleum Corp. 6.60% 2046	3,220	3,983
Andeavor Logistics LP 3.50% 2022	10,345	10,177
APT Pipelines Ltd. 4.20% 2025[2]	2,220	2,195
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.60% 2023[9,10,11]	250	251
Baker Hughes, a GE Co. 3.337% 2027	2,500	2,363
Baker Hughes, a GE Co. 4.08% 2047	6,850	6,313
Canadian Natural Resources Ltd. 2.95% 2023	5,565	5,379
Canadian Natural Resources Ltd. 3.80% 2024	1,975	1,959
Canadian Natural Resources Ltd. 3.85% 2027	23,985	23,427
Canadian Natural Resources Ltd. 4.95% 2047	740	787
Cenovus Energy Inc. 3.00% 2022	16,340	15,605
Cenovus Energy Inc. 3.80% 2023	6,120	5,960
Cenovus Energy Inc. 4.25% 2027	12,870	12,524
Cenovus Energy Inc. 5.25% 2037	2,646	2,670
Cenovus Energy Inc. 5.40% 2047	21,780	22,043
Chevron Corp. 1.561% 2019	3,700	3,668
Chevron Corp. 2.10% 2021	20,720	20,262
Chevron Corp. 2.498% 2022	10,540	10,341
Concho Resources Inc. 4.30% 2028	15,995	16,053
Concho Resources Inc. 4.85% 2048	4,772	4,858
Diamond Offshore Drilling, Inc. 4.875% 2043	19,085	13,837
Ecopetrol SA 5.875% 2023	1,790	1,922
Capital Income Builder — Page 10 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Ecopetrol SA 5.875% 2045	$715	$717
Enbridge Energy Partners, LP 9.875% 2019	5,000	5,188
Enbridge Energy Partners, LP 5.20% 2020	650	667
Enbridge Energy Partners, LP 5.875% 2025	30,860	33,842
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,712
Enbridge Energy Partners, LP 7.375% 2045	44,155	57,374
Enbridge Inc. 2.90% 2022	1,083	1,052
Enbridge Inc. 4.00% 2023	10,895	11,012
Enbridge Inc. 3.70% 2027	5,335	5,171
Energy Transfer Partners, LP 4.00% 2027	1,325	1,267
Energy Transfer Partners, LP 4.20% 2027	9,400	9,132
Energy Transfer Partners, LP 6.125% 2045	8,270	8,619
Energy Transfer Partners, LP 5.30% 2047	14,728	14,064
Energy Transfer Partners, LP 5.40% 2047	11,986	11,564
Energy Transfer Partners, LP 6.00% 2048	1,646	1,727
Energy Transfer Partners, LP 6.25% (undated) (3-month USD-LIBOR + 4.028% on 2/15/2023)[7]	7,500	7,120
Energy Transfer Partners, LP 6.625% 2049 (3-month USD-LIBOR + 4.155% on 2/15/2028)[7]	10,220	9,728
EnLink Midstream Partners, LP 2.70% 2019	5,920	5,899
EnLink Midstream Partners, LP 5.05% 2045	705	588
EnLink Midstream Partners, LP 5.45% 2047	4,205	3,619
Ensco PLC, 5.20% 2025	4,265	3,652
Ensco PLC, 5.75% 2044	1,750	1,280
EQT Corp. 3.90% 2027	10,840	10,258
Exxon Mobil Corp. 2.222% 2021	7,750	7,617
Halliburton Co. 5.00% 2045	1,240	1,344
Husky Energy Inc. 7.25% 2019	4,500	4,730
Jonah Energy LLC 7.25% 2025[2]	2,500	2,081
Kinder Morgan Energy Partners, LP 5.00% 2043	8,020	7,753
Kinder Morgan Energy Partners, LP 5.40% 2044	6,230	6,336
Kinder Morgan Energy Partners, LP 5.50% 2044	1,600	1,642
Kinder Morgan, Inc. 3.15% 2023	1,190	1,156
Kinder Morgan, Inc. 4.30% 2025	75,495	76,143
Kinder Morgan, Inc. 4.30% 2028	18,630	18,505
Kinder Morgan, Inc. 5.55% 2045	49,775	52,429
Kinder Morgan, Inc. 5.05% 2046	8,095	7,948
Marathon Oil Corp. 4.40% 2027	18,885	19,022
MPLX LP 4.125% 2027	2,445	2,403
MPLX LP 4.00% 2028	6,080	5,899
MPLX LP 5.20% 2047	505	513
MPLX LP 4.70% 2048	3,500	3,345
Murphy Oil Corp. 5.75% 2025	6,700	6,734
Neptune Energy Group Holdings Limited 6.625% 2025[2]	2,455	2,397
NGL Energy Partners LP 5.125% 2019	9,100	9,168
NGPL PipeCo LLC 7.768% 2037[2]	2,000	2,470
Noble Corp. PLC 7.95% 2025[7]	1,785	1,696
Noble Corp. PLC 8.95% 2045[7]	3,010	2,784
Noble Energy, Inc. 3.85% 2028	3,465	3,352
Noble Energy, Inc. 4.95% 2047	6,630	6,748
NuStar Logistics, LP 5.625% 2027	5,000	4,900
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	9,712
Petrobras Global Finance Co. 6.25% 2024	1,250	1,277
Petrobras Global Finance Co. 7.375% 2027	1,365	1,421
Petrobras Global Finance Co. 5.999% 2028[2]	9,935	9,416
Petrobras Global Finance Co. 5.75% 2029	1,620	1,491
Capital Income Builder — Page 11 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petrobras Global Finance Co. 7.25% 2044	$300	$296
Petrobras Global Finance Co. 6.85% 2115	2,075	1,878
Petróleos Mexicanos 6.875% 2026	34,020	35,636
Petróleos Mexicanos 6.50% 2027	2,470	2,513
Petróleos Mexicanos 5.35% 2028[2]	3,030	2,839
Petróleos Mexicanos 6.75% 2047	14,285	13,214
Petróleos Mexicanos 6.35% 2048[2]	18,178	16,269
Phillips 66 4.30% 2022	11,525	11,860
Phillips 66 3.90% 2028	3,750	3,705
Phillips 66 Partners LP 3.605% 2025	540	522
Phillips 66 Partners LP 3.55% 2026	2,600	2,459
Phillips 66 Partners LP 3.75% 2028	670	639
Phillips 66 Partners LP 4.68% 2045	160	153
Phillips 66 Partners LP 4.90% 2046	1,485	1,451
Pioneer Natural Resources Co. 3.45% 2021	1,370	1,373
QEP Resources, Inc. 5.625% 2026	350	338
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[2,9,12]	502	228
Range Resources Corp. 4.875% 2025	1,930	1,797
Royal Dutch Shell PLC 1.75% 2021	10,865	10,444
Sabine Pass Liquefaction, LLC 5.625% 2025	6,450	6,885
Sabine Pass Liquefaction, LLC 5.00% 2027	4,575	4,726
Sabine Pass Liquefaction, LLC 4.20% 2028	1,275	1,249
Schlumberger BV 4.00% 2025[2]	19,919	19,975
Southwestern Energy Co. 6.70% 2025[7]	6,045	5,977
Spectra Energy Partners, LP 2.95% 2018	4,040	4,040
Targa Resources Corp. 5.875% 2026[2]	7,500	7,659
Targa Resources Partners LP 4.125% 2019	4,000	4,010
TC PipeLines, LP 4.375% 2025	1,984	1,955
Tesoro Logistics LP 6.25% 2022	520	538
TransCanada Corp. 6.50% 2018	10,000	10,015
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[7]	61,650	62,112
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 4.553% 2067[10]	8,000	7,470
TransCanada PipeLines Ltd. 4.25% 2028	22,005	22,264
TransCanada PipeLines Ltd. 4.875% 2048	10,000	10,488
Transportadora de Gas Peru SA 4.25% 2028[2]	1,090	1,079
Valero Energy Partners LP 4.375% 2026	1,735	1,730
Western Gas Partners LP 2.60% 2018	1,375	1,375
Western Gas Partners LP 3.95% 2025	1,520	1,460
Western Gas Partners LP 4.65% 2026	9,149	9,093
Western Gas Partners LP 5.30% 2048	3,300	3,174
Williams Companies, Inc. 4.55% 2024	2,250	2,273
Williams Partners LP 4.125% 2020	5,000	5,059
Williams Partners LP 4.30% 2024	4,220	4,262
Williams Partners LP 5.10% 2045	1,400	1,431
		1,007,967
Health care 0.93%
Abbott Laboratories 2.80% 2020	1,325	1,316
Abbott Laboratories 2.90% 2021	15,030	14,835
Abbott Laboratories 3.40% 2023	5,290	5,244
Abbott Laboratories 3.75% 2026	15,490	15,406
Abbott Laboratories 4.90% 2046	3,830	4,232
AbbVie Inc. 2.50% 2020	19,135	18,925
AbbVie Inc. 2.30% 2021	1,995	1,942
Capital Income Builder — Page 12 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 3.20% 2022	$10,015	$9,863
AbbVie Inc. 2.85% 2023	3,055	2,942
AbbVie Inc. 4.45% 2046	16,202	15,473
Aetna Inc. 2.80% 2023	1,095	1,050
Allergan Funding SCS 4.85% 2044	4,003	3,984
Allergan PLC 3.00% 2020	6,830	6,804
Allergan PLC 3.45% 2022	8,840	8,749
Allergan PLC 3.80% 2025	24,688	24,266
Allergan PLC 4.75% 2045	3,000	2,977
Amgen Inc. 1.85% 2021	2,750	2,634
Anthem, Inc. 2.95% 2022	12,000	11,690
AstraZeneca PLC 2.375% 2022	2,500	2,406
Baxalta Inc. 4.00% 2025	2,415	2,368
Bayer US Finance II LLC 3.875% 2023[2]	13,290	13,357
Bayer US Finance II LLC 4.25% 2025[2]	3,302	3,343
Bayer US Finance II LLC 4.375% 2028[2]	52,771	53,562
Becton, Dickinson and Co. 2.675% 2019	2,962	2,944
Becton, Dickinson and Co. 2.894% 2022	2,595	2,521
Becton, Dickinson and Co. 3.363% 2024	10,000	9,662
Becton, Dickinson and Co. 3.734% 2024	1,504	1,477
Becton, Dickinson and Co. 3.70% 2027	25,325	24,357
Boston Scientific Corp. 2.85% 2020	6,735	6,678
Boston Scientific Corp. 6.00% 2020	8,075	8,388
Boston Scientific Corp. 3.375% 2022	3,150	3,117
Cardinal Health, Inc. 4.368% 2047	3,210	2,866
Celgene Corp. 3.25% 2023	10,000	9,805
Centene Corp. 5.375% 2026[2]	4,461	4,578
CVS Health Corp. 3.70% 2023	22,500	22,383
CVS Health Corp. 4.30% 2028	42,900	42,821
CVS Health Corp. 4.78% 2038	11,235	11,341
CVS Health Corp. 5.05% 2048	19,875	20,674
EMD Finance LLC 2.40% 2020[2]	1,600	1,577
EMD Finance LLC 2.95% 2022[2]	9,800	9,585
EMD Finance LLC 3.25% 2025[2]	26,440	25,504
Endo International PLC 5.875% 2024[2]	225	223
GlaxoSmithKline PLC 3.375% 2023	25,000	24,924
HCA Inc. 5.25% 2026	7,275	7,402
IMS Health Holdings, Inc. 5.00% 2026[2]	7,700	7,703
Johnson & Johnson 2.625% 2025	10,000	9,640
Laboratory Corporation of America Holdings 3.60% 2027	4,600	4,392
Laboratory Corporation of America Holdings 4.70% 2045	6,900	6,861
Mallinckrodt PLC 5.625% 2023[2]	3,000	2,599
McKesson Corp. 2.284% 2019	4,815	4,805
Medtronic, Inc. 4.625% 2045	2,915	3,170
Novartis AG 5.125% 2019	15,000	15,194
Pfizer Inc. 7.20% 2039	196	276
Roche Holdings, Inc. 3.00% 2025[2]	1,715	1,654
Roche Holdings, Inc. 2.375% 2027[2]	12,275	11,179
Shire PLC 2.40% 2021	4,625	4,456
Shire PLC 2.875% 2023	24,539	23,208
Shire PLC 3.20% 2026	39,880	36,934
Teva Pharmaceutical Finance Company BV 2.20% 2021	44,265	41,299
Teva Pharmaceutical Finance Company BV 2.80% 2023	55,979	50,650
Teva Pharmaceutical Finance Company BV 6.00% 2024	63,187	65,456
Capital Income Builder — Page 13 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Company BV 3.15% 2026	$164,050	$139,510
Teva Pharmaceutical Finance Company BV 6.75% 2028	7,325	7,831
Teva Pharmaceutical Finance Company BV 4.10% 2046	26,177	19,646
UnitedHealth Group Inc. 2.70% 2020	3,230	3,215
UnitedHealth Group Inc. 2.125% 2021	2,000	1,948
UnitedHealth Group Inc. 3.75% 2025	4,090	4,108
Valeant Pharmaceuticals International, Inc. 6.50% 2022[2]	4,713	4,932
Valeant Pharmaceuticals International, Inc. 5.50% 2023[2]	38,085	36,276
Valeant Pharmaceuticals International, Inc. 5.875% 2023[2]	1,615	1,557
Valeant Pharmaceuticals International, Inc. 7.00% 2024[2]	1,000	1,064
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	1,110	1,045
WellPoint, Inc. 2.25% 2019	2,000	1,988
Zimmer Holdings, Inc. 3.15% 2022	4,800	4,716
		987,507
Consumer discretionary 0.59%
Amazon.com, Inc. 2.80% 2024	91,000	88,250
Amazon.com, Inc. 3.15% 2027	30,935	29,837
Amazon.com, Inc. 3.875% 2037	8,750	8,691
Amazon.com, Inc. 4.05% 2047	10,700	10,638
Bayerische Motoren Werke AG 1.45% 2019[2]	10,210	10,044
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	3,150	3,156
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	2,500	2,517
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[2]	3,275	3,226
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[2]	10,085	9,656
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,800	2,583
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	11,155	10,708
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[2]	8,375	7,883
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	5,235	5,056
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	31,930	32,226
Cedar Fair, LP 5.375% 2027	5,000	4,912
Comcast Corp. 2.35% 2027	3,220	2,855
Comcast Corp. 3.15% 2028	10,015	9,353
Comcast Corp. 4.75% 2044	3,500	3,558
Comcast Corp. 4.00% 2047	3,655	3,354
Comcast Corp. 4.00% 2048	16,200	14,798
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 6.58% 2022[9,10,11]	1,468	1,454
DaimlerChrysler North America Holding Corp. (3-month USD-LIBOR + 0.86%) 3.218% 2018[2,10]	1,500	1,500
DaimlerChrysler North America Holding Corp. 2.70% 2020[2]	1,500	1,477
DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	2,500	2,470
DaimlerChrysler North America Holding Corp. 3.30% 2025[2]	6,750	6,492
Ford Motor Co. 5.291% 2046	16,420	15,303
Ford Motor Credit Co. 2.597% 2019	810	804
Ford Motor Credit Co. 3.219% 2022	4,390	4,294
Ford Motor Credit Co. 3.664% 2024	1,000	954
Ford Motor Credit Co. 4.134% 2025	7,500	7,251
General Motors Co. 4.35% 2025	11,555	11,426
General Motors Co. 5.40% 2048	21,000	20,270
General Motors Financial Co. 3.70% 2020	15,890	15,997
Home Depot, Inc. 4.40% 2021	10,000	10,352
Hyundai Capital America 2.55% 2020[2]	3,000	2,949
Hyundai Capital America 2.75% 2020[2]	5,105	5,007
Hyundai Capital America 3.25% 2022[2]	10,000	9,712
Hyundai Capital Services Inc. 3.75% 2023[2]	3,000	2,945
Capital Income Builder — Page 14 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Lennar Corp. 8.375% 2021	$5,000	$5,500
Limited Brands, Inc. 5.25% 2028	9,145	8,076
Lowe’s Companies, Inc. 4.05% 2047	4	4
McDonald’s Corp. 2.625% 2022	1,035	1,012
McDonald’s Corp. 3.70% 2026	7,015	6,997
McDonald’s Corp. 3.50% 2027	9,985	9,840
McDonald’s Corp. 4.875% 2045	5,600	5,997
McDonald’s Corp. 4.45% 2047	13,950	14,060
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 6.077% 2022[9,10,11]	3,538	3,491
MGM Resorts International 5.75% 2025	7,500	7,601
MGM Resorts International 4.625% 2026	4,925	4,654
NBC Universal Enterprise, Inc. 5.25% 2049[2]	21,995	22,270
Netflix, Inc. 5.875% 2028[2]	60,000	60,450
Newell Rubbermaid Inc. 2.60% 2019	1,210	1,205
Newell Rubbermaid Inc. 3.15% 2021	6,810	6,722
NIKE, Inc. 3.875% 2045	7,145	6,933
Petsmart, Inc. 7.125% 2023[2]	7,100	4,828
Petsmart, Inc. 5.875% 2025[2]	5,645	4,502
S.A.C.I. Falabella 3.75% 2027[2]	4,560	4,291
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	8,000	7,520
Sirius XM Radio Inc. 5.00% 2027[2]	6,475	6,184
Six Flags Entertainment Corp. 5.50% 2027[2]	4,000	3,925
Starbucks Corp. 4.30% 2045	875	838
Starbucks Corp. 3.75% 2047	3,885	3,436
Thomson Reuters Corp. 4.30% 2023	1,245	1,271
Thomson Reuters Corp. 5.65% 2043	1,190	1,267
Time Warner Cable Inc. 5.00% 2020	10,000	10,204
Time Warner Inc. 3.80% 2027	4,535	4,352
Univision Communications Inc. 6.75% 2022[2]	1,039	1,064
Univision Communications Inc. 5.125% 2023[2]	8,505	8,143
Volkswagen Group of America Finance, LLC 2.40% 2020[2]	4,070	4,003
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[2]	5,000	4,707
YUM! Brands, Inc. 4.75% 2027[2]	8,000	7,577
		626,882
Consumer staples 0.53%
Altria Group, Inc. 9.25% 2019	3,834	4,073
Altria Group, Inc. 2.625% 2020	4,340	4,321
Altria Group, Inc. 4.75% 2021	1,500	1,560
Altria Group, Inc. 2.95% 2023	3,800	3,696
Altria Group, Inc. 4.00% 2024	3,000	3,050
Altria Group, Inc. 2.625% 2026	1,375	1,262
Altria Group, Inc. 3.875% 2046	8,000	7,199
Anheuser-Busch InBev NV 6.875% 2019	16,000	16,769
Anheuser-Busch InBev NV 2.65% 2021	1,640	1,621
Anheuser-Busch InBev NV 3.65% 2026	19,850	19,524
Anheuser-Busch InBev NV 4.90% 2046	9,010	9,417
Anheuser-Busch InBev NV 4.60% 2048	12,258	12,374
British American Tobacco PLC 2.764% 2022[2]	5,970	5,770
British American Tobacco PLC 3.222% 2024[2]	2,500	2,391
British American Tobacco PLC 3.557% 2027[2]	52,725	49,705
British American Tobacco PLC 4.39% 2037[2]	2,500	2,397
British American Tobacco PLC 4.54% 2047[2]	22,365	21,292
Capital Income Builder — Page 15 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Church & Dwight Co., Inc. 3.15% 2027	$1,500	$1,405
Coca-Cola Co. 2.20% 2022	5,250	5,082
Constellation Brands, Inc. 2.25% 2020	10,000	9,762
Constellation Brands, Inc. 2.65% 2022	4,445	4,256
Constellation Brands, Inc. 2.70% 2022	415	402
Constellation Brands, Inc. 3.50% 2027	775	734
Constellation Brands, Inc. 4.50% 2047	445	435
Costco Wholesale Corp. 2.15% 2021	2,500	2,446
Costco Wholesale Corp. 2.30% 2022	12,500	12,120
Costco Wholesale Corp. 2.75% 2024	1,500	1,447
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 2.879% 2021[10]	11,975	12,026
General Mills, Inc. 3.20% 2021	2,840	2,826
Maple Escrow 3.551% 2021[2]	9,105	9,137
Maple Escrow 4.057% 2023[2]	10,650	10,736
Maple Escrow 4.597% 2028[2]	26,497	27,036
Maple Escrow 4.985% 2038[2]	5,351	5,501
Maple Escrow 5.085% 2048[2]	18,667	19,436
Molson Coors Brewing Co. 1.45% 2019	625	617
Molson Coors Brewing Co. 1.90% 2019	430	428
Molson Coors Brewing Co. 2.25% 2020	735	724
Molson Coors Brewing Co. 2.10% 2021	2,920	2,807
Molson Coors Brewing Co. 3.00% 2026	7,640	7,011
Molson Coors Brewing Co. 4.20% 2046	5,480	5,015
PepsiCo, Inc. 2.00% 2021	1,750	1,704
PepsiCo, Inc. 2.25% 2022	1,500	1,453
Philip Morris International Inc. 2.00% 2020	4,175	4,114
Philip Morris International Inc. 2.375% 2022	5,595	5,371
Philip Morris International Inc. 2.50% 2022	11,000	10,579
Philip Morris International Inc. 2.625% 2022	6,125	5,965
Philip Morris International Inc. 3.375% 2025	2,500	2,453
Philip Morris International Inc. 4.25% 2044	11,090	10,820
Reckitt Benckiser Group PLC 2.375% 2022[2]	10,370	9,932
Reckitt Benckiser Treasury Services PLC 2.75% 2024[2]	2,215	2,101
Reynolds American Inc. 3.25% 2020	7,355	7,355
Reynolds American Inc. 4.00% 2022	4,500	4,542
Reynolds American Inc. 4.45% 2025	21,000	21,371
Reynolds American Inc. 5.85% 2045	10,062	11,353
Wal-Mart Stores, Inc. 3.55% 2025	80,000	80,757
Wal-Mart Stores, Inc. 3.70% 2028	27,500	27,765
Wal-Mart Stores, Inc. 4.05% 2048	2,331	2,378
WM. Wrigley Jr. Co. 2.40% 2018[2]	4,075	4,075
WM. Wrigley Jr. Co. 2.90% 2019[2]	2,000	1,998
WM. Wrigley Jr. Co. 3.375% 2020[2]	43,185	43,248
		567,144
Utilities 0.52%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[2]	10,000	10,080
American Electric Power Co., Inc. 3.20% 2027	6,975	6,517
Berkshire Hathaway Energy Co. 4.45% 2049[2]	3,500	3,561
Calpine Corp. 5.25% 2026[2]	4,125	3,914
Centerpoint Energy, Inc. 2.50% 2022	6,880	6,618
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	22,071
CMS Energy Corp. 6.25% 2020	43	45
CMS Energy Corp. 5.05% 2022	5,460	5,709
Capital Income Builder — Page 16 of 32

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 3.00% 2026	$11,064	$10,298
CMS Energy Corp. 3.45% 2027	3,485	3,331
CMS Energy Corp. 4.875% 2044	1,275	1,363
Commonwealth Edison Company 2.95% 2027	7,450	7,002
Consolidated Edison Co. of New York 4.50% 2058	4,420	4,523
Consumers Energy Co. 4.05% 2048	11,425	11,572
Dominion Resources, Inc. 2.579% 2020 (2.579% on 7/1/2020)[7]	2,325	2,292
Drax Finco PLC 6.625% 2025[2]	5,000	5,025
Duke Energy Corp. 3.95% 2023	985	995
Duke Energy Corp. 3.75% 2024	2,490	2,491
Duke Energy Corp. 2.65% 2026	4,660	4,240
Duke Energy Florida, LLC 3.80% 2028	10,000	10,097
Edison International 2.40% 2022	1,800	1,707
EDP Finance BV 3.625% 2024[2]	15,450	14,820
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7]	20,554	21,787
Emera US Finance LP 4.75% 2046	5,000	4,996
Enel Chile SA 4.875% 2028	2,935	3,007
Enel Finance International SA 3.625% 2027[2]	6,434	5,990
Entergy Corp. 4.00% 2022	4,435	4,483
Entergy Corp. 2.95% 2026	7,750	7,121
Entergy Louisiana, LLC 3.30% 2022	4,060	3,992
Eversource Energy 2.375% 2022	1,410	1,351
Eversource Energy 2.75% 2022	528	515
Eversource Energy 2.80% 2023	1,870	1,804
Exelon Corp. 3.497% 2022[7]	21,750	21,545
Exelon Corp. 3.95% 2025	635	633
Exelon Corp. 3.40% 2026	1,570	1,504
FirstEnergy Corp. 3.90% 2027	65,458	63,936
FirstEnergy Corp. 3.50% 2028[2]	9,505	9,050
FirstEnergy Corp., Series B, 4.25% 2023	17,000	17,272
IPALCO Enterprises, Inc. 3.70% 2024	2,000	1,932
Mississippi Power Co. 4.25% 2042	26,132	24,134
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	750	724
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	715	695
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	2,500	2,370
NV Energy, Inc 6.25% 2020	14,370	15,295
Pacific Gas and Electric Co. 2.45% 2022	1,050	993
Pacific Gas and Electric Co. 3.25% 2023	25,240	24,600
Pacific Gas and Electric Co. 3.85% 2023	5,066	4,983
Pacific Gas and Electric Co. 3.40% 2024	7,665	7,309
Pacific Gas and Electric Co. 3.75% 2024	602	588
Pacific Gas and Electric Co. 3.50% 2025	1,285	1,219
Pacific Gas and Electric Co. 2.95% 2026	2,180	1,972
Pacific Gas and Electric Co. 3.30% 2027	3,925	3,600
Pacific Gas and Electric Co. 3.75% 2042	430	372
Pacific Gas and Electric Co. 4.00% 2046	5,000	4,470
Pacific Gas and Electric Co. 3.95% 2047	600	530
PacifiCorp., First Mortgage Bonds, 4.125% 2049	7,500	7,511
Pennsylvania Electric Co. 3.25% 2028[2]	7,530	7,006
Progress Energy, Inc. 7.05% 2019	9,650	9,899
Progress Energy, Inc. 7.00% 2031	4,000	5,069
Progress Energy, Inc. 7.75% 2031	2,500	3,322
Public Service Co. of Colorado 5.80% 2018	4,850	4,850
Public Service Co. of Colorado 5.125% 2019	900	917
Capital Income Builder — Page 17 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Co. of Colorado 3.80% 2047	$685	$654
Public Service Enterprise Group Inc. 2.00% 2021	13,500	12,882
Public Service Enterprise Group Inc. 2.65% 2022	3,400	3,271
Puget Energy, Inc. 6.50% 2020	5,438	5,792
Puget Energy, Inc. 5.625% 2022	6,525	6,920
Puget Energy, Inc. 3.65% 2025	8,500	8,244
SCANA Corp. 6.25% 2020	1,512	1,557
SCANA Corp. 4.75% 2021	11,375	11,482
SCANA Corp. 4.125% 2022	20,225	19,999
South Carolina Electric & Gas Co. 5.45% 2041	3,704	4,005
South Carolina Electric & Gas Co. 4.35% 2042	175	170
South Carolina Electric & Gas Co. 4.10% 2046	4,175	3,826
Southwestern Public Service Co. 3.7% 2047	2,730	2,550
Tampa Electric Co. 2.60% 2022	1,200	1,156
Teco Finance, Inc. 5.15% 2020	13,275	13,616
Virginia Electric and Power Co. 3.45% 2024	1,860	1,840
Virginia Electric and Power Co., Series B, 3.45% 2022	1,330	1,326
Virginia Electric and Power Co., Series B, 3.80% 2047	925	867
Xcel Energy Inc. 4.70% 2020	18	18
Xcel Energy Inc. 3.30% 2025	5,850	5,646
Xcel Energy Inc. 6.50% 2036	3,000	3,843
		551,281
Telecommunication services 0.40%
América Móvil, SAB de CV 6.45% 2022	MXN45,000	2,222
América Móvil, SAB de CV 8.46% 2036	147,200	7,010
AT&T Inc. 4.25% 2027	$15,000	14,870
AT&T Inc. 4.35% 2045	10,580	9,181
CenturyLink, Inc. 7.50% 2024	20,283	21,247
CenturyLink, Inc., Series T, 5.80% 2022	5,725	5,746
Deutsche Telekom International Finance BV 6.75% 2018	15,000	15,032
Deutsche Telekom International Finance BV 2.82% 2022[2]	6,800	6,609
Deutsche Telekom International Finance BV 2.485% 2023[2]	7,500	7,047
Deutsche Telekom International Finance BV 4.375% 2028[2]	7,500	7,558
Frontier Communications Corp. 6.25% 2021	600	534
Frontier Communications Corp. 10.50% 2022	5,250	4,791
Frontier Communications Corp. 11.00% 2025	4,800	3,912
Inmarsat PLC 6.50% 2024[2]	3,619	3,646
SoftBank Group Corp. 3.36% 2023[2,9]	8,125	8,105
Sprint Corp. 6.90% 2019	17,200	17,609
Sprint Corp. 11.50% 2021	124,685	147,440
Sprint Corp. 7.875% 2023	42,000	44,887
T-Mobile US, Inc. 6.375% 2025	3,600	3,762
T-Mobile US, Inc. 6.50% 2026	10,650	11,196
Verizon Communications Inc. 4.125% 2027	4,676	4,678
Verizon Communications Inc. 4.50% 2033	27,265	27,018
Verizon Communications Inc. 4.125% 2046	7,500	6,773
Vodafone Group PLC 4.375% 2028	32,284	32,401
Vodafone Group PLC 5.25% 2048	16,377	17,028
		430,302
Capital Income Builder — Page 18 of 32

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 0.18%	Principal amount (000)	Value (000)
3M Co. 2.25% 2023	$3,500	$3,374
3M Co. 2.25% 2026	3,625	3,303
Airbus Group SE 2.70% 2023[2]	4,445	4,298
American Airlines, Inc. 5.50% 2019[2]	2,000	2,040
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[9]	333	343
Ashtead Group PLC 5.25% 2026[2]	3,585	3,621
BNSF Funding Trust I 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[7]	6,700	7,521
Burlington Northern Santa Fe LLC 4.15% 2048	4,084	4,138
Canadian National Railway Co. 3.20% 2046	1,480	1,273
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 4.292% 2021[9,10,11]	412	413
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 7.577% 2021[9,10,11]	717	718
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 7.577% 2021[9,10,11]	90	90
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 7.577% 2021[9,10,11]	175	176
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[9]	935	1,000
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[9]	2,506	2,669
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[9]	3,775	3,951
CSX Corp. 3.80% 2028	5,285	5,226
CSX Corp. 4.30% 2048	1,750	1,740
Deck Chassis Acquisition Inc. 10.00% 2023[2]	9,900	10,543
ERAC USA Finance Co. 2.70% 2023[2]	13,700	12,940
General Electric Capital Corp. 2.342% 2020	5,984	5,860
Harris Corp. 2.70% 2020	1,530	1,517
Harris Corp. 3.832% 2025	410	403
Lockheed Martin Corp. 1.85% 2018	1,685	1,682
Lockheed Martin Corp. 2.50% 2020	5,020	4,957
Lockheed Martin Corp. 3.10% 2023	1,910	1,886
Lockheed Martin Corp. 3.55% 2026	6,000	5,964
Lockheed Martin Corp. 4.50% 2036	1,960	2,066
Lockheed Martin Corp. 4.70% 2046	6,570	7,106
Norfolk Southern Corp. 3.65% 2025	10,000	10,016
Northrop Grumman Corp., 2.55% 2022	10,020	9,672
Northrop Grumman Corp., 3.25% 2028	19,675	18,670
Republic Services, Inc. 3.375% 2027	2,840	2,703
Rockwell Collins, Inc. 2.80% 2022	1,215	1,182
Roper Technologies, Inc. 2.80% 2021	690	675
Siemens AG 2.70% 2022[2]	10,750	10,508
Union Pacific Corp. 3.95% 2028	2,529	2,568
Union Pacific Corp. 4.375% 2038	9,555	9,926
Union Pacific Corp. 4.50% 2048	1,000	1,048
United Rentals, Inc. 5.875% 2026	7,500	7,641
United Technologies Corp. 2.30% 2022	1,557	1,498
United Technologies Corp. 3.125% 2027	19,500	18,305
		195,230
Real estate 0.17%
Alexandria Real Estate Equities, Inc. 3.90% 2023	2,400	2,405
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,400	1,398
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,845	1,775
Alexandria Real Estate Equities, Inc. 4.50% 2029	605	604
American Campus Communities, Inc. 3.35% 2020	2,200	2,192
American Campus Communities, Inc. 3.75% 2023	10,190	10,113
American Campus Communities, Inc. 4.125% 2024	5,000	4,977
American Campus Communities, Inc. 3.625% 2027	12,410	11,652
Brandywine Operating Partnership, LP 3.95% 2023	170	169
Capital Income Builder — Page 19 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Corporate Office Properties LP 5.25% 2024	$590	$611
Corporate Office Properties LP 5.00% 2025	2,170	2,220
DCT Industrial Trust Inc. 4.50% 2023	7,400	7,636
EPR Properties 4.50% 2025	3,635	3,586
EPR Properties 4.75% 2026	1,935	1,894
Equinix, Inc. 5.375% 2027	4,000	4,040
Essex Portfolio LP 3.625% 2022	410	408
Essex Portfolio LP 3.25% 2023	7,845	7,630
Essex Portfolio LP 3.875% 2024	2,335	2,318
Gaming and Leisure Properties, Inc. 5.375% 2026	5,000	5,093
Gaming and Leisure Properties, Inc. 5.75% 2028	7,500	7,648
Hospitality Properties Trust 5.00% 2022	2,000	2,060
Hospitality Properties Trust 4.50% 2023	5,980	6,011
Hospitality Properties Trust 4.50% 2025	1,965	1,920
Hospitality Properties Trust 3.95% 2028	4,150	3,777
Host Hotels & Resorts LP 4.50% 2026	650	649
Howard Hughes Corp. 5.375% 2025[2]	3,745	3,675
Iron Mountain Inc. 4.875% 2027[2]	740	682
Iron Mountain Inc. 5.25% 2028[2]	8,010	7,449
iStar Inc. 4.625% 2020	3,200	3,180
Kimco Realty Corp. 3.40% 2022	870	857
Kimco Realty Corp. 3.125% 2023	3,175	3,047
Kimco Realty Corp. 3.30% 2025	5,000	4,752
Public Storage 2.37% 2022	320	307
Public Storage 3.094% 2027	955	900
Scentre Group 2.375% 2019[2]	3,950	3,899
Scentre Group 2.375% 2021[2]	4,220	4,069
Scentre Group 3.25% 2025[2]	4,155	3,922
Scentre Group 3.50% 2025[2]	9,000	8,696
Select Income REIT 4.15% 2022	1,035	1,028
WEA Finance LLC 2.70% 2019[2]	9,415	9,378
WEA Finance LLC 3.25% 2020[2]	22,370	22,285
Westfield Corp. Ltd. 3.15% 2022[2]	14,685	14,366
		185,278
Materials 0.17%
Ball Corp. 4.375% 2020	1,225	1,242
CF Industries, Inc. 5.375% 2044	6,000	5,347
Consolidated Energy Finance SA 6.50% 2026[2]	3,060	3,022
Dow Chemical Co. 4.125% 2021	2,650	2,700
Dow Chemical Co. 4.625% 2044	1,250	1,240
Ecolab Inc. 4.35% 2021	1,224	1,266
First Quantum Minerals Ltd. 7.00% 2021[2]	15,384	15,567
First Quantum Minerals Ltd. 7.25% 2022[2]	87,125	87,996
Freeport-McMoRan Inc. 5.45% 2043	2,275	2,032
LYB International Finance BV 3.50% 2027	2,375	2,254
LYB International Finance BV 4.875% 2044	500	507
LyondellBasell Industries NV 6.00% 2021	2,700	2,878
Mosaic Co. 4.25% 2023	1,700	1,722
Nova Chemicals Corp. 5.25% 2027[2]	7,755	7,278
Nutrien Ltd. 5.875% 2036	350	393
Olin Corp. 5.125% 2027	4,645	4,564
Olin Corp. 5.00% 2030	1,850	1,755
Owens-Illinois, Inc. 6.375% 2025[2]	5,000	5,150
Capital Income Builder — Page 20 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Praxair, Inc. 3.00% 2021	$2,500	$2,491
Praxair, Inc. 2.20% 2022	1,000	961
Sherwin-Williams Co. 2.75% 2022	1,560	1,515
Sherwin-Williams Co. 3.125% 2024	330	318
Sherwin-Williams Co. 3.45% 2027	23,785	22,693
Sherwin-Williams Co. 4.50% 2047	3,055	3,018
Yara International ASA 7.875% 2019[2]	2,225	2,316
		180,225
Information technology 0.15%
Analog Devices, Inc. 2.50% 2021	6,220	6,019
Analog Devices, Inc. 3.125% 2023	2,255	2,183
Analog Devices, Inc. 3.50% 2026	10,020	9,578
Apple Inc. 1.55% 2021	12,130	11,630
Apple Inc. 2.90% 2027	15,625	14,817
Apple Inc. 3.20% 2027	2,875	2,796
Apple Inc. 3.35% 2027	7,140	7,025
Apple Inc. 4.25% 2047	3,000	3,090
Broadcom Ltd. 3.00% 2022	21,750	21,136
Broadcom Ltd. 3.625% 2024	6,875	6,631
Broadcom Ltd. 3.875% 2027	30,660	28,770
Camelot Finance SA, Term Loan, (3-month USD-LIBOR + 3.25%) 5.327% 2023[9,10,11]	1,965	1,971
Infor (US), Inc. 5.75% 2020[2]	1,475	1,497
International Business Machines Corp. 3.375% 2023	5,000	5,006
Microsoft Corp. 1.55% 2021	1,625	1,561
Microsoft Corp. 2.875% 2024	5,150	5,050
Microsoft Corp. 3.30% 2027	2,460	2,438
Microsoft Corp. 3.70% 2046	900	879
NXP BV and NXP Funding LLC 4.125% 2020[2]	1,500	1,509
NXP BV and NXP Funding LLC 4.125% 2021[2]	1,250	1,256
Oracle Corp. (3-month USD-LIBOR + 0.58%) 2.919% 2019[10]	5,000	5,014
Oracle Corp. 1.90% 2021	4,750	4,591
Oracle Corp. 4.00% 2046	2,000	1,954
VMware, Inc. 3.90% 2027	8,313	7,845
		154,246
Total corporate bonds & notes		5,901,243
Mortgage-backed obligations 3.60%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[2,9,10]	23,968	23,928
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1A1, 3.997% 2034[9,10]	16	16
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.775% 2034[9,10]	710	686
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.133% 2049[9,10]	1,474	1,473
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[9]	214	240
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[9]	117	129
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[9]	170	182
Fannie Mae 4.50% 2020[9]	88	89
Fannie Mae 6.00% 2021[9]	293	303
Fannie Mae 4.50% 2024[9]	3,931	4,065
Fannie Mae 4.50% 2024[9]	966	999
Fannie Mae 6.00% 2024[9]	11	11
Fannie Mae 3.50% 2033[9,13]	77,614	78,301
Fannie Mae 3.50% 2033[9,13]	28,886	29,112
Fannie Mae 5.50% 2033[9]	229	247
Capital Income Builder — Page 21 of 32

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.00% 2036[9]	$3,789	$4,150
Fannie Mae 6.00% 2036[9]	2,973	3,254
Fannie Mae 6.00% 2036[9]	2,625	2,872
Fannie Mae 6.00% 2036[9]	1,820	1,991
Fannie Mae 6.00% 2036[9]	729	797
Fannie Mae 5.50% 2037[9]	275	298
Fannie Mae 6.50% 2037[9]	1,003	1,104
Fannie Mae 6.50% 2037[9]	158	176
Fannie Mae 6.50% 2037[9]	141	146
Fannie Mae 7.00% 2037[9]	214	233
Fannie Mae 7.50% 2037[9]	444	491
Fannie Mae 5.50% 2038[9]	2,179	2,343
Fannie Mae 5.50% 2038[9]	2,070	2,249
Fannie Mae 5.50% 2038[9]	852	923
Fannie Mae 5.50% 2038[9]	493	535
Fannie Mae 5.50% 2038[9]	194	208
Fannie Mae 6.00% 2038[9]	1,292	1,413
Fannie Mae 7.00% 2038[9]	50	56
Fannie Mae 5.50% 2039[9]	178	192
Fannie Mae 4.00% 2040[9]	575	589
Fannie Mae 6.00% 2040[9]	8,823	9,637
Fannie Mae 4.00% 2041[9]	973	998
Fannie Mae 4.00% 2041[9]	579	593
Fannie Mae 4.00% 2041[9]	514	527
Fannie Mae 4.00% 2041[9]	260	267
Fannie Mae 5.00% 2041[9]	9,128	9,770
Fannie Mae 6.00% 2041[9]	6,257	6,874
Fannie Mae 4.00% 2042[9]	22,330	22,887
Fannie Mae 4.00% 2042[9]	13,424	13,759
Fannie Mae 4.00% 2042[9]	4,546	4,661
Fannie Mae 4.00% 2042[9]	3,269	3,350
Fannie Mae 4.00% 2042[9]	2,103	2,156
Fannie Mae 4.00% 2042[9]	1,542	1,581
Fannie Mae 4.50% 2043[9]	4,434	4,628
Fannie Mae 4.00% 2044[9]	11,220	11,473
Fannie Mae 4.00% 2044[9]	6,972	7,129
Fannie Mae 4.00% 2044[9]	6,851	7,006
Fannie Mae 4.00% 2045[9]	15,577	15,929
Fannie Mae 3.00% 2046[9]	71,515	69,057
Fannie Mae 3.50% 2046[9]	2,439	2,429
Fannie Mae 4.00% 2046[9]	44,641	45,568
Fannie Mae 4.00% 2046[9]	29,340	29,950
Fannie Mae 4.00% 2046[9]	22,154	22,616
Fannie Mae 4.00% 2046[9]	20,842	21,254
Fannie Mae 4.00% 2046[9]	19,230	19,630
Fannie Mae 4.00% 2046[9]	15,624	15,933
Fannie Mae 4.00% 2046[9]	12,071	12,311
Fannie Mae 4.00% 2046[9]	6,595	6,732
Fannie Mae 4.00% 2046[9]	6,351	6,477
Fannie Mae 4.00% 2046[9]	4,845	4,941
Fannie Mae 4.00% 2046[9]	4,811	4,911
Fannie Mae 4.50% 2046[9]	4,454	4,630
Fannie Mae 4.00% 2047[9]	137,698	140,047
Fannie Mae 4.00% 2047[9]	46,802	47,600
Fannie Mae 4.00% 2047[9]	30,797	31,323
Capital Income Builder — Page 22 of 32

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2047[9]	$26,249	$26,801
Fannie Mae 4.00% 2047[9]	19,217	19,587
Fannie Mae 4.00% 2047[9]	11,927	12,164
Fannie Mae 4.00% 2047[9]	9,773	9,967
Fannie Mae 4.00% 2047[9]	3,032	3,086
Fannie Mae 4.50% 2047[9]	89,839	93,271
Fannie Mae 4.50% 2047[9]	69,357	72,006
Fannie Mae 7.00% 2047[9]	58	64
Fannie Mae 4.00% 2048[9,13]	157,058	159,346
Fannie Mae 4.00% 2048[9,13]	23,842	24,160
Fannie Mae 4.50% 2048[9,13]	400,697	414,508
Fannie Mae 4.50% 2048[9,13]	96,134	99,594
Fannie Mae 4.50% 2048[9]	74,681	77,540
Fannie Mae 4.50% 2048[9]	66,017	68,777
Fannie Mae 4.50% 2048[9]	18,978	19,730
Fannie Mae 4.50% 2048[9,13]	12,359	12,823
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021[9]	16	16
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[9]	478	501
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 2.344% 2036[9,10]	1,392	1,384
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[9]	68	75
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[9]	71	80
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[9,10]	2,890	2,783
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[9]	1,503	1,257
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[9]	974	842
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[9]	321	275
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[9]	187	156
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[2,9]	29,311	29,528
Freddie Mac 5.50% 2023[9]	632	652
Freddie Mac 5.00% 2038[9]	1,300	1,386
Freddie Mac 5.50% 2038[9]	2,324	2,504
Freddie Mac 5.00% 2039[9]	9,490	10,119
Freddie Mac 4.00% 2040[9]	1,488	1,524
Freddie Mac 6.00% 2040[9]	94	102
Freddie Mac 4.50% 2041[9]	15,566	16,322
Freddie Mac 4.50% 2041[9]	581	609
Freddie Mac 5.00% 2041[9]	331	353
Freddie Mac 5.50% 2041[9]	4,335	4,672
Freddie Mac 4.00% 2042[9]	13,745	14,080
Freddie Mac 4.50% 2043[9]	1,786	1,857
Freddie Mac 3.50% 2045[9]	36,901	36,853
Freddie Mac 3.50% 2046[9]	432	425
Freddie Mac 4.00% 2046[9]	30,497	31,099
Freddie Mac 4.00% 2046[9]	16,971	17,306
Freddie Mac 4.00% 2046[9]	16,807	17,139
Freddie Mac 4.00% 2046[9]	4,044	4,124
Freddie Mac 3.50% 2047[9]	48,970	48,549
Freddie Mac 3.50% 2047[9]	23,872	23,667
Freddie Mac 3.50% 2047[9]	10,820	10,727
Freddie Mac 3.50% 2047[9]	7,381	7,317
Freddie Mac 4.00% 2047[9]	95,319	96,997
Freddie Mac 4.50% 2047[9]	1,899	1,972
Freddie Mac 4.50% 2047[9]	1,155	1,199
Freddie Mac 6.50% 2047[9]	333	356
Freddie Mac 3.50% 2048[9,13]	51,655	51,168
Freddie Mac 4.00% 2048[9,13]	142,085	144,055
Capital Income Builder — Page 23 of 32

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2048[9,13]	$43,511	$44,175
Freddie Mac 4.00% 2048[9]	14,156	14,388
Freddie Mac 4.50% 2048[9]	83,295	86,453
Freddie Mac 4.50% 2048[9,13]	36,917	38,232
Freddie Mac 4.50% 2048[9,13]	16,683	17,303
Freddie Mac 2.996% 2045[9,10]	4,313	4,325
Freddie Mac, Series 2890, Class KT, 4.50% 2019[9]	71	71
Freddie Mac, Series 2642, Class BL, 3.50% 2023[9]	140	140
Freddie Mac, Series 2122, Class QM, 6.25% 2029[9]	1,358	1,430
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[9]	8,590	8,597
Freddie Mac, Series K023, Class A2, Multi Family, 2.307% 2022[9]	18,009	17,451
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[9]	10,110	9,857
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[9]	41,420	40,377
Freddie Mac, Series K024, Class A2, Multi Family, 2.573% 2022[9]	5,965	5,850
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[9]	11,565	11,447
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[9]	3,717	3,629
Freddie Mac, Series K030, Class A2, Multi Family, 3.250% 2023[9]	9,380	9,420
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[9]	10,000	10,163
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[9]	28,910	28,626
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[9]	41,090	40,090
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[9]	15,000	15,052
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[9]	3,500	3,346
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[9]	4,360	4,254
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[9,10]	14,250	13,943
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[9]	4,810	4,719
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[9,10]	4,390	4,324
Freddie Mac, Series K068, Class A2, Multi Family, 3.244% 2027[9]	2,350	2,312
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[9,10]	6,990	6,901
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[9]	531	486
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[9]	1,772	1,532
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[9]	959	851
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[9]	655	562
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[9]	530	483
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[9]	481	425
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[9]	291	260
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 2056[9]	20,178	19,504
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[9]	18,976	18,424
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[9,10]	10,192	9,807
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[9]	15,803	15,408
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[9]	6,195	6,098
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[9]	43,318	45,118
Government National Mortgage Assn. 4.50% 2037[9]	1,501	1,561
Government National Mortgage Assn. 6.00% 2039[9]	2,487	2,723
Government National Mortgage Assn. 6.50% 2039[9]	397	430
Government National Mortgage Assn. 3.50% 2040[9]	244	245
Government National Mortgage Assn. 5.00% 2040[9]	2,338	2,459
Government National Mortgage Assn. 5.50% 2040[9]	3,193	3,477
Government National Mortgage Assn. 4.50% 2041[9]	2,541	2,649
Government National Mortgage Assn. 5.00% 2041[9]	3,009	3,160
Government National Mortgage Assn. 6.50% 2041[9]	1,490	1,638
Government National Mortgage Assn. 4.50% 2045[9]	41,172	43,341
Government National Mortgage Assn. 4.50% 2045[9]	5,619	5,916
Government National Mortgage Assn. 4.50% 2045[9]	3,906	4,112
Government National Mortgage Assn. 3.50% 2048[9,13]	106,200	106,374
Government National Mortgage Assn. 4.00% 2048[9,13]	475,125	485,054
Capital Income Builder — Page 24 of 32

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2048[9,13]	$45,605	$47,289
Government National Mortgage Assn. 4.50% 2048[9,13]	36,045	37,432
Government National Mortgage Assn. 4.518% 2061[9]	901	907
Government National Mortgage Assn. 4.563% 2062[9]	4,019	4,056
Government National Mortgage Assn. 4.616% 2062[9]	1,779	1,799
Government National Mortgage Assn. 4.773% 2062[9]	1,297	1,315
Government National Mortgage Assn. 4.944% 2064[9]	122	124
Government National Mortgage Assn. 4.975% 2064[9]	133	135
Government National Mortgage Assn. 4.988% 2064[9]	135	137
Government National Mortgage Assn. 5.023% 2064[9]	189	192
Government National Mortgage Assn. 4.974% 2065[9]	129	131
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[9]	1,410	1,209
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[9]	986	870
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 2047[9]	33	33
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[2,9,10]	99	102
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 2027[2,9,10]	7,410	7,399
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.815% 2027[2,3,9]	6,210	6,128
Seasoned Loan Structured Transaction 18-1 3.5% 2028[9]	1,463	1,462
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[2,9]	9,885	9,935
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.664% 2057[2,9,10]	10,657	10,686
		3,830,202
Bonds & notes of governments & government agencies outside the U.S. 0.35%
Honduras (Republic of) 8.75% 2020	2,150	2,358
Japan Bank for International Cooperation 2.125% 2020	21,400	21,018
Manitoba (Province of) 3.05% 2024	6,850	6,748
Ontario (Province of) 3.20% 2024	10,000	9,923
Panama (Republic of) 4.50% 2050[9]	2,155	2,125
Portuguese Republic 5.125% 2024	66,410	69,481
Portuguese Republic 3.875% 2030	€56,265	78,506
Portuguese Republic 4.10% 2037	23,450	34,004
Portuguese Republic 4.10% 2045	1,250	1,821
Qatar (State of) 4.50% 2028[2]	$7,070	7,225
Qatar (State of) 5.103% 2048[2]	14,800	15,148
Saudi Arabia (Kingdom of) 4.00% 2025[2]	10,010	10,021
Saudi Arabia (Kingdom of) 3.628% 2027[2]	5,000	4,825
Saudi Arabia (Kingdom of) 3.625% 2028[2]	11,435	10,917
Saudi Arabia (Kingdom of) 4.50% 2030[2]	11,980	12,101
Saudi Arabia (Kingdom of) 4.625% 2047[2]	6,730	6,436
Saudi Arabia (Kingdom of) 5.00% 2049[2]	2,555	2,528
United Mexican States, Series M, 6.50% 2021	MXN1,520,500	78,873
		374,058
Asset-backed obligations 0.30%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[2,9]	$12,345	12,350
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[2,9]	7,500	7,435
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[2,9]	4,010	3,962
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 3.358% 2025[2,9,10]	4,404	4,405
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 2020[2,9]	590	591
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 3.349% 2025[2,9,10]	8,268	8,273
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 3.278% 2026[2,9,10]	21,130	21,137
CIFC Funding Ltd., Series 2014-3A, Class AR, CLO, (3-month USD-LIBOR + 0.95%) 3.297% 2026[2,9,10]	23,650	23,653
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[2,9]	3,963	3,966
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[2,9]	1,500	1,507
Capital Income Builder — Page 25 of 32

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[2,9]	$2,395	$2,414
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 2035[9]	127	127
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 2.262% 2035[9,10]	89	86
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.212% 2036[9,10]	4,273	4,064
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.212% 2037[9,10]	5,549	5,284
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.222% 2037[9,10]	11,697	11,282
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[9]	33,755	33,576
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[2,9]	482	480
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[2,9]	255	255
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[2,9]	343	343
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[2,9]	1,258	1,261
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[2,9]	6,656	6,681
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[2,9]	2,155	2,158
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 2020[2,9]	3,208	3,202
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[2,9]	493	494
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[2,9]	1,104	1,105
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 2022[2,9]	1,070	1,073
Emerson Park CLO Ltd., Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 3.319% 2025[2,9,10]	2,060	2,060
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[2,9]	4,508	4,482
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 2020[2,9]	1,178	1,185
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[2,9]	7,000	6,829
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[2,9]	22,965	22,981
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[2,9]	50,735	49,734
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2013-1A, Class A2, 1.83% 2019[2,9]	333	333
IndyMac Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 2.224% 2037[9,10]	8,343	8,018
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[2,9]	213	214
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.680% 2037[9]	2,437	2,305
RAMP Trust, Series 2004-RS12, Class AI6, 4.547% 2034[9]	—[14]	—[14]
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[9]	5,026	5,023
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[9]	1,855	1,849
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[9]	4,941	4,941
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[9]	7,550	7,560
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.235% 2023[9,10]	4,742	4,767
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 2.764% 2029[9,10]	400	399
Symphony CLO Ltd., Seriess 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 3.369% 2025[2,9,10]	16,114	16,117
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[2,9]	1,140	1,136
Voya CLO Ltd., Series 2014-3A, Class A1R, CLO, (3-month USD-LIBOR + 0.72%) 3.055% 2026[2,9,10]	17,600	17,597
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[2,9]	1,050	1,051
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[9]	133	133
		319,878
Federal agency bonds & notes 0.06%
Fannie Mae 1.25% 2021	30,500	29,122
Fannie Mae 2.125% 2026	37,230	34,736
		63,858
Capital Income Builder — Page 26 of 32

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Bonds, notes & other debt instruments Municipals 0.05% Illinois 0.02%	Principal amount (000)	Value (000)
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[9]	$24,030	$23,365
New Jersey 0.02%
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,000	14,941
California 0.01%
High-Speed Passenger Train, G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,765
South Carolina 0.00%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	1,605	1,705
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,000	1,083
		2,788
Washington 0.00%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	1,565	1,521
Total municipals		46,380
Total bonds, notes & other debt instruments (cost: $26,024,395,000)		25,517,342
Short-term securities 4.62%
Apple Inc. 1.96% due 8/2/2018[2]	45,000	44,995
Bank of New York Co., Inc. 1.87% due 8/1/2018	4,450	4,450
CAFCO, LLC 2.26% due 8/20/2018[2]	50,000	49,943
Chariot Funding, LLC 2.45% due 1/16/2019[2]	37,000	36,570
CHARTA, LLC 2.18%–2.27% due 8/23/2018–10/17/2018[2]	75,000	74,815
Chevron Corp. 1.95%–2.06% due 8/13/2018–10/25/2018[2]	121,800	121,520
Ciesco LLC 2.45% due 1/15/2019[2]	68,000	67,219
Coca-Cola Co. 2.05%–2.08% due 8/29/2018–9/14/2018[2]	62,000	61,892
Emerson Electric Co. 2.01% due 8/13/2018[2]	62,000	61,957
ExxonMobil Corp. 1.94%–2.00% due 8/24/2018–10/1/2018	90,000	89,777
Fannie Mae 1.85% due 8/6/2018	91,800	91,776
Federal Farm Credit Banks 1.99%–2.03% due 11/2/2018–11/21/2018	75,000	74,569
Federal Home Loan Bank 1.70%–2.00% due 8/1/2018–10/31/2018	3,124,200	3,116,532
Freddie Mac 1.91%–1.98% due 10/4/2018–11/2/2018	150,000	149,303
Hershey Co. 1.97% due 8/6/2018[2]	40,000	39,987
Honeywell International Inc. 2.00% due 8/8/2018[2]	62,700	62,673
IBM Corp. 2.14% due 9/24/2018[2]	77,200	76,961
IBM Credit LLC 2.09% due 8/21/2018[2]	18,300	18,279
Intel Corp. 1.98%–2.00% due 8/3/2018–8/6/2018[2]	110,700	110,669
John Deere Capital Corp. 2.02% due 8/22/2018[2]	23,000	22,972
John Deere Financial Ltd. 2.01% due 8/7/2018[2]	45,600	45,583
Merck & Co. Inc. 1.99% due 8/23/2018[2]	20,000	19,975
Paccar Financial Corp. 1.92% due 9/4/2018	15,000	14,972
PepsiCo Inc. 1.98% due 8/1/2018[2]	8,000	8,000
Pfizer Inc. 2.00%–2.11% due 8/16/2018–10/11/2018[2]	102,300	102,118
Simon Property Group, L.P. 2.08% due 8/13/2018[2]	25,000	24,982
Capital Income Builder — Page 27 of 32

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Short-term securities	Principal amount (000)	Value (000)
U.S. Treasury Bills 1.95%–2.02% due 10/25/2018–11/23/2018	$292,300	$290,742
Walt Disney Co. 2.15% due 8/20/2018[2]	25,000	24,973
Total short-term securities (cost: $4,908,339,000)		4,908,204
Total investment securities 101.31% (cost: $96,873,843,000)		107,697,668
Other assets less liabilities (1.31)%		(1,391,852)
Net assets 100.00%		$106,305,816
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2018 (000)
Purchases (000)	Sales (000)
USD212,568	GBP160,000	Citibank	8/10/2018	$2,472
USD194,035	GBP146,225	Goldman Sachs	8/13/2018	2,000
USD1,501	EUR1,285	Bank of America, N.A.	8/29/2018	(5)
				$4,467
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2018, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 7/31/2018 (000)
Common stocks 3.15%
Financials 1.39%
Sampo Oyj, Class A	31,293,932	834,231	3,163,358	28,964,805	$9,853	$(52,169)	$90,324	$1,471,990
Consumer staples 0.02%
Convenience Retail Asia Ltd.	51,330,000	—	—	51,330,000	—	(994)	915	22,758
Energy 0.14%
Whitecap Resources Inc.	21,385,000	1,344,000	—	22,729,000	—	(12,575)	3,940	150,088
Information technology 0.46%
Vanguard International Semiconductor Corp.	114,815,725	15,100,000	26,678,000	103,237,725	1,345	67,220	10,158	263,035
VTech Holdings Ltd.	20,089,300	—	—	20,089,300	—	(60,857)	16,071	224,720
								487,755
Utilities 0.00%
SSE PLC[15]	53,393,871	—	18,553,551	34,840,320	(84,454)	(1,383)	50,147	—
EDP - Energias de Portugal, SA15	184,855,751	7,640,902	74,814,796	117,681,857	2,906	88,594	44,275	—
								—
Capital Income Builder — Page 28 of 32

unaudited
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend or interest income (000)	Value of affiliates at 7/31/2018 (000)
Telecommunication services 0.34%
Com Hem Holding AB	14,281,000	—	—	14,281,000	$—	$40,886	$9,984	$255,315
Euskaltel, SA, non-registered shares	—	11,611,000	—	11,611,000	—	(910)	2,037	108,008
								363,323
Consumer discretionary 0.80%
Six Flags Entertainment Corp.	6,035,558	—	431,031	5,604,527	3,137	10,141	13,640	364,014
Greene King PLC	24,691,512	—	—	24,691,512	—	(10,575)	2,908	166,841
Modern Times Group MTG AB, Class B	3,156,462	561,500	—	3,717,962	—	(8,162)	5,350	136,576
Gannett Co., Inc.	8,547,400	—	—	8,547,400	—	15,984	4,103	90,346
Dine Brands Global, Inc.	1,095,551	—	—	1,095,551	—	25,658	2,443	77,817
Leifheit AG, non-registered shares	640,000	—	—	640,000	—	(7,422)	784	15,342
Marston’s PLC[15]	50,687,428	—	31,191,228	19,496,200	(22,680)	20,717	3,968	—
AA PLC[15]	37,969,677	—	13,590,000	24,379,677	(33,503)	10,453	463	—
								850,936
Total common stocks								3,346,850
Bonds, notes & other debt instruments 0.00%
Utilities 0.00%
EDP Finance BV 3.625% 2024[2,15]	$15,450,000	—	—	$15,450,000	—	(880)	425	—
Total 3.15%					$(123,396)	$123,726	$261,935	$3,346,850
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,770,716,000, which represented 2.61% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $330,217,000, which represented .31% of the net assets of the fund.
[4]	Security did not produce income during the last 12 months.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $229,000, which represented less than .01% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Step bond; coupon rate may change at a later date.
[8]	Value determined using significant unobservable inputs.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Coupon rate may change periodically.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $8,564,000, which represented .01% of the net assets of the fund.
[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[13]	Purchased on a TBA basis.
[14]	Amount less than one thousand.
[15]	Unaffiliated issuer at 7/31/2018.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Capital Income Builder — Page 29 of 32

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $491,131,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Income Builder — Page 30 of 32

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$11,767,924	$—	$—	$11,767,924
Consumer staples	9,979,265	—	—	9,979,265
Health care	9,619,083	—	—	9,619,083
Energy	7,815,419	—	—	7,815,419
Information technology	6,915,394	—	—	6,915,394
Utilities	5,937,269	194,846	—	6,132,115
Telecommunication services	5,537,772	—	—	5,537,772
Consumer discretionary	5,372,960	564	—	5,373,524
Real estate	4,667,317	124,658	—	4,791,975
Industrials	3,999,634	—	—	3,999,634
Materials	2,062,281	—	—	2,062,281
Miscellaneous	2,958,801	671	—	2,959,472
Preferred securities	—	8,710	—	8,710
Rights & warrants	—	—	168	168
Convertible stocks	309,386	—	—	309,386
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	14,981,723	—	14,981,723
Corporate bonds & notes	—	5,898,061	3,182	5,901,243
Mortgage-backed obligations	—	3,830,202	—	3,830,202
Bonds & notes of governments & government agencies outside the U.S.	—	374,058	—	374,058
Asset-backed obligations	—	319,878	—	319,878
Federal agency bonds & notes	—	63,858	—	63,858
Municipals	—	46,380	—	46,380
Short-term securities	—	4,908,204	—	4,908,204
Total	$76,942,505	$30,751,813	$3,350	$107,697,668

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,472	$—	$4,472
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(5)	—	(5)
Total	$—	$4,467	$—	$4,467
*	Forward currency contracts are not included in the investment portfolio.

Capital Income Builder — Page 31 of 32

unaudited

Key to abbreviations and symbols
ADR = American Depositary Receipts	LIBOR = London Interbank Offered Rate
Auth. = Authority	LOC = Letter of Credit
CAD = Canadian dollars	MXN = Mexican pesos
CLO = Collateralized Loan Obligations	Ref. = Refunding
EUR/€ = Euros	Rev. = Revenue
FDR = Fiduciary Depositary Receipts	TBA = To-be-announced
G.O. = General Obligation	USD/$ = U.S. dollars
GBP = British pounds
HKD = Hong Kong dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
©2018 Capital Group. All rights reserved.
333 S. Hope Street, Los Angeles, CA 90071 USA
MFGEFPX-012-0918O-S66122	Capital Income Builder — Page 32 of 32

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: September 28, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2018